Investments in affiliates and joint ventures - Ownership Percentages (Details)	Dec. 31, 2023
Nuna Logistics Ltd.
Variable Interest Entity [Line Items]
Ownership percentage	49.00%
North American Nuna Joint Venture
Variable Interest Entity [Line Items]
Ownership percentage	50.00%
Nuna East Ltd.
Variable Interest Entity [Line Items]
Ownership percentage	37.00%
Nuna Pang Contracting Ltd.
Variable Interest Entity [Line Items]
Ownership percentage	37.00%
Nuna West Mining Ltd.
Variable Interest Entity [Line Items]
Ownership percentage	49.00%
Mikisew North American Limited Partnership ("MNALP")
Variable Interest Entity [Line Items]
Ownership percentage	49.00%
ASN Constructors ("ASN")
Variable Interest Entity [Line Items]
Ownership percentage	30.00%
Red River Valley Alliance LLC ("RRVA")
Variable Interest Entity [Line Items]
Ownership percentage	15.00%
NAYL Realty Inc.
Variable Interest Entity [Line Items]
Ownership percentage	49.00%
BNA Remanufacturing Limited Partnership
Variable Interest Entity [Line Items]
Ownership percentage	50.00%
Barrooghumba WPH Pty Ltd.
Variable Interest Entity [Line Items]
Ownership percentage	50.00%
Ngaliku WPH Pty Ltd.
Variable Interest Entity [Line Items]
Ownership percentage	50.00%
Dene North Site Services Partnership
Variable Interest Entity [Line Items]
Ownership percentage	49.00%